MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND	MFS® TECHNOLOGY FUND
MFS® CORE EQUITY FUND MFS® GLOBAL NEW DISCOVERY FUND MFS® LOW VOLATILITY EQUITY FUND MFS® LOW VOLATILITY GLOBAL EQUITY FUND MFS® MID CAP GROWTH FUND	MFS® U.S. GOVERNMENT CASH RESERVE FUND (FORMERLY MFS® CASH RESERVE FUND) MFS® U.S. GOVERNMENT MONEY MARKET FUND (FORMERLY MFS® MONEY MARKET FUND) MFS® VALUE FUND

Effective immediately, Appendix D entitled "Portfolio Manager(s)" is hereby restated, with respect to MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund only, as follows:

Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2014, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2014, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Low Volatility Equity Fund	James C. Fallon	Standard & Poor's 500 Stock Index Lipper Multi-Cap Core Funds
	Matthew W. Krummell	Standard & Poor's 500 Stock Index Lipper Multi-Cap Core Funds
	Jonathan W. Sage1	Standard & Poor's 500 Stock Index
	John E. Stocks1	Standard & Poor's 500 Stock Index

MFS Low Volatility Global Equity Fund	James C. Fallon	MSCI All Country World Index Lipper Global Multi-Cap Core Funds
	Matthew W. Krummell1	MSCI All Country World Index
	Jonathan W. Sage	MSCI All Country World Index Lipper Global Multi-Cap Core Funds
	John E. Stocks1	MSCI All Country World Index
1 Information is as of September 15, 2015.

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

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Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of  the Fund's fiscal year ended August 31, 2014. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Low Volatility Equity Fund	James C. Fallon	A
	Matthew W. Krummell	N
	Jonathan W. Sage1	N
	John E. Stocks1	N

MFS Low Volatility Global Equity Fund	James C. Fallon	B
	Matthew W. Krummell1	N
	Jonathan W. Sage	C
	John E. Stocks1	N

1 Messrs. Sage, Stocks, and Krummell became Portfolio Managers of MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund on September 15, 2015.   Information is as of October 31, 2015.

Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended August 31, 2014, unless otherwise indicated:

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Low Volatility Equity Fund	James C. Fallon	Registered Investment Companies1	2	$11.5 million
		Other Pooled Investment Vehicles	2	$53.9 million
		Other Accounts	9	$2.2 billion
	Matthew W. Krummell	Registered Investment Companies1	11	$4.5 billion
		Other Pooled Investment Vehicles	2	$206.5 million
		Other Accounts	9	$3.6 billion
	Jonathan W. Sage2 (Became a Portfolio Manager of the Fund on September 15, 2015)	Registered Investment Companies1	26	$22.7 billion
		Other Pooled Investment Vehicles	17	$4.1 million
		Other Accounts	39	$10.5 billion
	John E. Stocks2 (Became a Portfolio Manager of the Fund on September 15, 2015)	Registered Investment Companies1	18	$5.9 billion
		Other Pooled Investment Vehicles	15	$887.6 million
		Other Accounts	29	$4.1 billion

MFS Low Volatility Global Equity Fund	James C. Fallon	Registered Investment Companies1	2	$11.5 million
		Other Pooled Investment Vehicles	2	$53.9 million
		Other Accounts	9	$2.2 billion
	Matthew W. Krummell2 (Became a Portfolio Manager of the Fund on September 15, 2015)	Registered Investment Companies1	20	$5.9 billion
		Other Pooled Investment Vehicles	15	$887.6 million
		Other Accounts	31	$4.1 billion
	Jonathan W. Sage	Registered Investment Companies1	10	$15.1 billion
		Other Pooled Investment Vehicles	5	$458.8 million
		Other Accounts	18	$7.1 billion
	John E. Stocks2 (Became a Portfolio Manager of the Fund on September 15, 2015)	Registered Investment Companies1	18	$5.9 billion
		Other Pooled Investment Vehicles	15	$887.6 million
		Other Accounts	29	$4.1 billion
1	Includes the Fund.

   2   Account information is as of October 31, 2015.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest
The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a

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manner believed by the Adviser to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed.  The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

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